Taxes on Income (Details) - Schedule of deferred taxes $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of deferred taxes [Abstract]
Balance at January 1, 2020	$ 1,311
Amount carried to profit and loss	(1,330)
Amount carried to other comprehensive income	19
Balance as of December 31, 2020